UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of

1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

 ANNUAL REPORT

NOVEMBER 30, 2017

                                                              Series Trust

CCA AGGRESSIVE  RETURN FUND

LETTER TO THE SHAREHOLDERS

NOVEMBER 30, 2017 (UNAUDITED)

Adam Checchi

Dear Shareholder,

We are pleased to provide the 2017 annual report on the CCA Aggressive Return Fund (the “Fund”).  On October 16, 2017, The CCA Aggressive Return Fund (the “Predecessor Fund”), a series of the CCA Investments Trust, reorganized into a series of the MSS Series Trust.  The Fund is a continuation of the Predecessor Fund.  Any reference to the Fund in this letter includes both the Fund and Predecessor Fund.  This report includes a summary of the twelve months of operations ended November 30, 2017 for the Fund.  In addition to this report, information on the Fund can be found on our website at www.ccafunds.com.

As we have previously stated, we created the Fund with one primary goal: seeking to protect and grow our investors’ hard-earned money!  We feel the best strategy to pursue in seeking to protect and grow our investors’ savings is to invest in civilization - what we refer to as “owning the world.”  We define “owning the world” as an investment strategy that tracks the world’s capital markets.  Presently there are approximately $116 trillion of publicly traded assets, comprised of approximately 8,000 stocks and 21,000 bonds across 54 countries and 24 industries.  We believe that owning the world’s stocks and bonds is a dependable long-term investment strategy because:

•

Global assets should grow with population and productivity

•

Risk is diversified across the world’s companies and governments; not tied to active security selection (i.e., trying to pick the winners and losers)

•

We believe the world will be always be worth more in the future than it is today as our civilization continues to progress

The Fund’s adviser, Checchi Capital Advisers, LLC (“CCA”), uses technology to assess over 85 different fundamental and behavioral characteristics to determine the appropriate category for each security.1  The Fund captures the performance of the Aggressive category, the top 10% of securities around the world, ranked by these factors.

We encourage you to read through this annual report and the Fund’s prospectus and fact sheets and determine if an investment in the Fund is right for you.

Sincerely,

Adam Checchi

1 For a more detailed explanation of CCA’s risk scoring process, please see the “Principal Investment Strategies” section of the prospectus.

CCA AGGRESSIVE  RETURN FUND

LETTER TO THE SHAREHOLDERS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

Management’s Discussion of Performance

Global securities markets performed well in 2017 with both the MSCI ACWI Global Equity Index and the Barclays Global Aggregate Bond Index producing positive results.  The CCA Aggressive Return Fund Institutional Class returned 21.4% for the twelve months ended November 30, 2017, compared to 25.3% for the MSCI All Country World Index and 6.5% for the Barclays Global Aggregate Bond Index for the same period. The CCA Aggressive Return Fund Institutional Class returned 5.9% annualized since inception on December 26, 2012.

The CCA Aggressive Return Fund attempts to capture the performance of the 10% of the world’s assets that provide the highest risk/return, as determined by the Fund’s sub-adviser, CCA.  To determine which securities have the highest risk/return, CCA periodically scores and ranks the world’s assets and modifies the Fund’s holdings accordingly.  As a result, it is difficult to provide an accurate “static” benchmark for the CCA Aggressive Return Fund.  Previously, CCA used a blended benchmark of 100% global equity indices to track the performance of the CCA Aggressive Return Fund.  However, due to historical Fund asset allocations including substantial amounts of both equity and fixed income securities since inception, CCA determined a change was necessary in its blended benchmark methodology.   Therefore, the revised blended benchmark consists of 50% Barclays Global Aggregate Bond Index, 18% MSCI USA Investable Market Index, 20% MSCI EAFE Investable Market Index, and 12% MSCI Emerging Markets Investable Market Index.  As of November 30, 2017, the CCA Aggressive Return Fund holdings consisted of approximately 100% equities and no fixed income securities.2

The Fund outperformed its revised blended benchmark by 5.1% for the twelve months ended November 30, 2017.  The outperformance was driven primarily by increased volatility in higher risk/return securities which led to differences in asset allocations between the Fund and its revised blended benchmark for significant portions of the year.  The Fund incurred annual operating expenses of 0.9%, which is the contractually agreed limit on annual fund expenses charged to the Fund.  The 0.9% annual operating expense does not include other fees associated with the Fund, including acquired fund fees and expenses, interest expenses, and other brokerage and trading costs.  Please refer to the Fund’s prospectus for more information.3

Excluding Fund operating expenses and management fees, the Fund outperformed its revised blended benchmark by approximately 6.0% for the twelve months ended November 30, 2017.4  CCA expects that the Fund’s performance relative to its revised

2 Asset class allocation excludes cash holdings.

3 CCA has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2018, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class, Investor Class, and Load Class shares, respectively.

4 Returns calculated using the 2017 Aggressive Return Fund blended benchmark performance of 16.3% and deducting annual operating expenses of 0.9%.

CCA AGGRESSIVE  RETURN FUND

LETTER TO THE SHAREHOLDERS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

blended benchmark will deviate from year to year, which the Fund experienced in 2017.  As a result, it is difficult to provide a “static” benchmark that consistently approximates the performance of the Fund.  Changes were made to the blended benchmark in 2016, as noted above, to provide the investor with the most accurate performance benchmark possible.  CCA will continue to revisit the Fund’s blended benchmark and the underlying index proportions and adjust accordingly.

CCA AGGRESSIVE  RETURN FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2017 (UNAUDITED)

ANNUALIZED TOTAL RETURNS

FOR THE PERIODS ENDED NOVEMBER 30, 2017

FUND/INDEX	ONE YEAR	SINCE INCEPTION	VALUE
CCA Aggressive Return Fund – Institutional Class	21.36%	5.91%	$13,269
MSCI USA IMI Index	22.35%	15.18%	$20,071
MSCI EAFE IMI Index	28.64%	8.35%	$14,849
MSCI Emerging Markets IMI Index	32.61%	4.02%	$12,142
MSCI All Country World Index	25.30%	10.79%	$16,570
Barclays Global Aggregate Bond Index	6.53%	0.73%	$10,364
Prior Blended Benchmark	26.92%	9.63%	$15,735
New Blended Benchmark	16.29%	5.27%	$12,880

CCA Aggressive Return Fund - Institutional Class
MSCI USA IMI Index
MSCI EAFE IMI Index
MSCI Emerging Markets IMI Index
Blended Benchmark
MSCI All Country World Index
Barclays Global Aggregate Bond Index
22,000
21,000
20,000
19,000
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
Dec-12
Feb-13
May-13
Aug-13
Nov-13
Feb-14
May-14
Aug-14
Nov-14
Feb-15
May-15
Aug-15
Nov-15
Feb-16
May-16
Aug-16
Nov-16
Feb-17
May-17
Aug-17
Nov-17

Since inception returns assumes inception date of December 26, 2012 for the Institutional Class shares.

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2012. Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days.

MSCI USA IMI Index – A proxy for the Total U.S. Equity Market, the MSCI USA Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market. Investors cannot invest directly in an index.

MSCI EAFE IMI Index – A proxy for the Total Developed Equity Market excluding North America, the MSCI EAFE Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.

MSCI Emerging Markets IMI Index – A proxy for the Total Emerging Equity Market, the MSCI Emerging Markets Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Barclays Global Aggregate Bond Index – A proxy for the Total Global Investment Grade Bond Market, the Barclays Global Aggregate Bond Index is designed to measure the performance of the global investment grade bond markets.

The prior blended benchmark consists of 35% MSCI USA Investable Market Index, 40% MSCI EAFE Investable Market Index and 25% MSCI Emerging Markets Investable Market Index.

The new blended benchmark consists of 50% Barclays Global Aggregate Bond Index, 18% MSCI USA Investable Market Index, 20% MSCI EAFE Investable Market Index, and 12% MSCI Emerging Markets Investable Market Index.

The Fund's total annual operating expenses before fee waivers, per the September 26, 2017 prospectus, is 1.86% for the Institutional Class. After fee waivers, the Fund's total annual operating expenses are 1.13% for the Institutional Class.

CCA AGGRESSIVE  RETURN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as on November 30, 2017, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

COMMON STOCKS - 76.21%

Advertising & Marketing
800	Cyber Agent, Inc. (Japan)	$ 27,208
2,400	Relia, Inc. (Japan)	27,024
		54,232	0.15%
Aerospace & Defense
302	Heico Corp.	27,289
361	Heico Corp. Class A	27,400
978	Honeywell International, Inc.	152,529
368	Lockheed Martin Corp.	117,436
211	Rockwell Collins, Inc.	27,917
769	The Boeing Co.	212,859
		565,430	1.50%
Air Freight & Logistics
348	FedEx Corp.	80,548
891	United Parcel Service, Inc. Class B	108,212
		188,760	0.52%
Air Transportation, Scheduled
202	Allegiant Travel Co.	30,704
500	Toyota Industries Corp. (Japan)	30,947
		61,651	0.17%
Airlines
616	American Airlines Group, Inc.	31,102
918	Delta Air Lines, Inc.	48,581
758	Southwest Airlines Co.	45,988
821	Spirit Airlines, Inc. *	34,999
489	United Continental Holdings, Inc. *	30,963
		191,633	0.53%
Application Software
25,300	Tencent Holdings Ltd. ADR	1,289,085
900	TKC Corp. (Japan)	30,809
		1,319,894	3.67%
Auto Components
2,728	Bridgestone Corp. ADR	62,247
980	Dana, Inc.	32,379
2,689	Denso Corp. ADR	76,029
1,500	Nissin Kogyo Co. Ltd. (Japan)	29,211
1,100	Nok Corp. (Japan)	26,686
454	Tenneco, Inc.	26,972
		253,524	0.70%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Automobiles
3,332	Honda Motor Co. Ltd. ADR	$ 111,089
7,400	Nissan Motor Co. Ltd. (Japan)	71,495
1,200	Subaru Corp. (Japan)	39,097
800	Suzuki Motor Corp. (Japan)	42,908
222	Tesla, Inc. *	68,565
2,992	Toyota Motor Corp. ADR	378,009
		711,163	1.98%
Automotive Wholesalers
1,700	Autobacs Seven Co. Ltd. (Japan)	32,487	0.09%

Banks
9,910	Banco Bradesco SA ADR	97,019
500	Daishi Bank Ltd. (Japan)	21,778
1,449	First Horizon National Corp.	28,096
14,048	Itau Unibanco Holding SA ADR	176,302
1,000	Kasikornbank PCL ADR	28,900
25,607	Mitsubishi UFJ Financial Group, Inc. ADR	182,578
46,600	Mizuho Financial Group, Inc. (Japan)	84,375
12,709	Sumitomo Mitsui Financial Group, Inc. ADR	104,214
321	Texas Capital Bancshares, Inc. *	29,002
1,100	Tokyo TY Financial Group, Inc. (Japan)	29,304
		781,568	2.17%
Basic and Diversified Chemicals
1,500	Adeka Corp. (Japan)	25,255
1,400	Air Water, Inc. (Japan)	29,936
2,500	Asahi Kasei Corp. (Japan)	31,191
1,500	Daicel Corp. (Japan)	17,729
		104,111	0.29%
Beverages
800	Asahi Group Holdings Ltd. (Japan)	40,543
225	Constellation Brands, Inc. Class A	48,958
1,690	Kirin Holdings Co. Ltd. ADR	39,778
1,806	PepsiCo, Inc.	210,435
2,500	Takara Holdings, Inc. (Japan)	27,905
5,408	The Coca-Cola Co.	247,524
		615,143	1.71%
Biotechnology
297	Alexion Pharmaceuticals, Inc. *	32,614
943	Amgen, Inc.	165,647

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Biotechnology (Continued)
278	Biogen, Inc. *	$ 89,563
1,039	Celgene Corp. *	104,762
1,723	Gilead Sciences, Inc.	128,846
277	Incyte Corp. *	27,420
764	Myriad Genetics, Inc. *	26,457
139	Regeneron Pharmaceuticals, Inc. *	50,299
326	Vertex Pharmaceuticals, Inc. *	47,039
		672,647	1.87%
Building Products
400	Daikin Industries Ltd. (Japan)	45,892	0.13%

Cable & Other Pay Television Services
500	Daifuku Co. Ltd. (Japan)	27,173	0.08%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
500	Shionogi & Co. Ltd. (Japan)	27,790	0.08%

Capital Markets
715	Franklin Resources, Inc.	30,995
7,055	Nomura Holdings, Inc. ADR	42,189
308	Rowe T Price Group, Inc.	31,699
1,727	The Charles Schwab Corp.	84,260
		189,143	0.53%
Chemicals
373	Ecolab, Inc.	50,698
567	Monsanto Co.	67,099
2,482	Platform Specialty Products Co. *	24,696
684	PolyOne Corp.	31,608
329	PPG Industries, Inc.	38,444
370	Praxair, Inc.	56,950
2,864	Shin-Etsu Chemical Co. Ltd. ADR	75,323
121	The Sherwin-Williams Co.	48,330
		393,148	1.09%
Chemicals & Allied Products
885	GCP Applied Technologies, Inc. *	28,984
439	Ingevity Corp. *	34,940
		63,924	0.18%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Commercial Services & Supplies
499	Healthcare Service Group, Inc.	$ 25,913
1,000	Park24 Co. Ltd. (Japan)	24,580
300	Secom Co. Ltd. (Japan)	22,415
		72,908	0.20%
Commercial Vehicles
3,000.00	Shinmaywa Industries Ltd. (Japan)	28,691	0.08%

Communications Equipment
369	Interdigital, Inc.	28,081
1,914	QUALCOMM, Inc.	126,975
384	ViaSat, Inc. *	28,508
		183,564	0.51%
Computer Communications Equipment
123	Arista Networks, Inc. *	28,674	0.08%

Computer Peripheral Equipment
1,627	FireEye, Inc. *	23,006	0.06%

Construction & Engineering
397	Emcor Group, Inc. *	32,066	0.09%

Construction and Mining Machinery
668	Atlas Copco Ab (Sweden)	28,698	0.08%

Construction Materials
6,000	Sumitomo Osaka Cement Co. Ltd. (Japan)	28,025	0.08%

Consumer Electronic & Appliance Stores
1,100	Ai Holdings Corp. (Japan)	26,110
1,700	Casio Computer Co. Ltd. (Japan)	24,788
		50,898	0.14%
Consumer Electronics
1,300	Nikon Corp. (Japan)	25,708	0.07%

Consumer Finance
1,300	Aeon Financial Services Co. Ltd. (Japan)	28,756
1,120	American Express Co.	109,435
1,300	Credit Saison Co. Ltd. (Japan)	24,923
1,009	Synchrony Financial	36,213
		199,327	0.55%

* Non-Income Producing Security.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Containers & Packaging
1,126	Owens Illinois, Inc. *	$ 27,272	0.08%

Crude Petroleum & Natural Gas
549	PDC Energy, Inc. *	25,227	0.07%

Department Stores
2,500	Isetan Mitsukoshi Holdings Ltd. (Japan)	28,838	0.08%

Diversified Consumer Services
306	Grand Canyon Education, Inc. *	29,058	0.08%

Diversified Financial Services
752	Intercontinental Exchange, Inc.	53,730
244	Moody's Corp.	37,044
2,200	ORIX Corp. (Japan)	37,783
		128,557	0.36%
Educational Services
600	Benesse Holdings, Inc. (Japan)	21,099	0.06%

Electrical Equipment
834	Emerson Electric Co.	54,060
604	Generac Holdings, Inc. *	29,699
300	Murata Manufacturing Co. Ltd. (Japan)	40,400
500	Nidec Corp. (Japan)	67,799
166	Rockwell Automation, Inc.	32,051
		224,009	0.62%
Electrical Power Equipment
4,000	Fuji Electric Co. Ltd. (Japan)	28,132
3,500	Mitsubishi Electric Corp. (Japan)	57,576
		85,708	0.24%
Electromedical & Electrotherapeutic Apparatus
321	Masimo Corp. *	28,518	0.08%

Electronic Components & Accessories
1,000	AAC Technologies Holdings, Inc. (China)	20,010
400	Furukawa Electric Co. Ltd. (Japan)	21,099
700	Kyocera Corp. (Japan)	49,113
1,300	Minebea Mitsumi, Inc. (Japan)	25,570
		115,792	0.32%

* Non-Income Producing Security.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Electronic Equipment, Instruments & Components
391	Amphenol Corp. Class A	$ 35,421
907	Hitachi Ltd. ADR	67,871
142	Littelfuse, Inc.	28,812
		132,104	0.37%
Energy Equipment & Services
1,157	Halliburton Co.	48,339
1,324	Patterson-UTI Energy, Inc.	28,585
1,849	Schlumberger Ltd.	116,210
		193,134	0.54%
Entertainment Content
762	I-Cable Communications Ltd. (Hong Kong) *	22
898	Lions Gate Entertainment Corp. Class B *	27,874
1,058	Naspers Ltd. ADR	284,114
		312,010	0.87%
Entertainment Facilities
600	Oriental Land Co. Ltd. (Japan)	53,232	0.15%

Fabricated Metal and Hardware
800	THK Co. Ltd. (Japan)	29,162	0.08%

Factory Automation Equipment
300	FANUC Corp. (Japan)	74,445	0.21%

Fire, Marine & Casualty Insurance
2,300	Mitsubishi Estate Co. Ltd. (Japan)	40,899	0.11%

Flow Control Equipment
700	Nabtesco Corp. (Japan)	27,257	0.08%

Food & Drug Stores
1,200	Arcs Co. Ltd. (Japan)	27,642
1,200	Heiwado Co. Ltd. (Japan)	25,809
400	Izumi Co. Ltd. (Japan)	23,408
2,300	Jardine Strategic Holdings Ltd. (Hong Kong) *	95,450
400	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	32,963
500	Yaoko Co. Ltd. (Japan)	23,488
		228,760	0.64%
Food & Kindred Products
680	The Hain Celestial Group, Inc. *	27,948	0.08%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Food & Staples Retailing
248	Casey's General Stores, Inc.	$ 29,946
563	Costco Wholesale Corp.	103,834
1,324	CVS Health Corp.	101,418
1,400	Seven & i Holdings Co. Ltd. (Japan)	57,249
1,152	The Kroger Co.	29,791
		322,238	0.90%
Food Products
1,591	Darling Ingredients, Inc. *	28,558
1,508	Flowers Foods, Inc.	30,130
716	General Mills, Inc.	40,497
849	Hormel Foods Corp.	30,946
255	The Hershey Co.	28,287
405	TreeHouse Foods, Inc. *	18,638
		177,056	0.49%
Footwear, (No Rubber)
1,100	Skechers U.S.A., Inc. Class A *	38,610	0.11%

Gas Utilities
368	ONE Gas, Inc.	29,164	0.08%

Health Care Equipment & Supplies
103	Align Technology, Inc. *	26,871
701	Baxter International, Inc.	45,937
292	Becton Dickinson and Co.	66,637
1,777	Boston Scientific Corp. *	46,700
94	C R Bard, Inc.	31,578
273	Edwards Lifesciences Corp. *	31,996
634	Haemonetics Corp. *	36,645
591	Halyard Health, Inc. *	28,687
600	Hoya Corp. (Japan)	29,027
144	Intuitive Surgical, Inc. *	57,568
2,000	Nipro Corp. (Japan)	28,842
481	Stryker Corp.	75,036
600	Terumo Corp. (Japan)	28,665
258	Zimmer Biomet Holdings, Inc.	30,212
		564,401	1.57%
Health Care Providers & Services
589	Acadia Healthcare Co., Inc. *	18,748
301	Centene Corp. *	30,729
140	Chemed Corp.	34,432

* Non-Income Producing Security.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Health Care Providers & Services (Continued)
319	Cigna Corp.	$ 67,542
738	Express Scripts Holding Co. *	48,103
466	HCA Healthcare, Inc. *	39,610
271	IQVIA Holdings, Inc. *	27,645
273	McKesson Corp.	40,333
628	Mednax, Inc. *	31,268
800	PeptiDream, Inc. (Japan) *	26,604
1,255	UnitedHealth Group, Inc.	286,353
		651,367	1.81%
Health Care Supply Chain
1,000	Medipal Holdings Corp. (Japan)	19,350
700	Suzuken Co. Ltd. (Japan)	27,599
		46,949	0.13%
Health Care Technology
1,943	Allscripts Healthcare Solutions, Inc. *	27,785
431	Cerner Corp. *	30,467
		58,252	0.16%
Home Improvement
200	Rinnai Corp. (Japan)	17,884	0.05%

Home Product Stores
14,381	Steinhoff International Holdings N.V. (South Africa)	59,152	0.16%

Homebuilders
2,200	Haseko Corp. (Japan)	34,051
13	Lennar Corp. Class B	650
		34,701	0.10%
Hospital & Medical Service Plans
304	Molina Healthcare, Inc. *	23,785	0.07%

Hotels & Motels
1,377	Extended Stay America, Inc.	24,056	0.07%

Hotels, Restaurants & Leisure
255	Buffalo Wild Wings, Inc. *	39,767
275	Jack In The Box, Inc.	28,465
1,019	Las Vegas Sands Corp.	70,606
460	Marriott International, Inc.	58,420
1,022	McDonalds Corp.	175,753
735	MGM Resorts International	25,078

* Non-Income Producing Security.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Hotels, Restaurants & Leisure (Continued)
1,836	Starbucks Corp.	$ 106,158
436	Yum! Brands, Inc.	36,393
		540,640	1.50%
Household Durables
95	Mohawk Industries, Inc. *	26,848
4,099	Panasonic Corp. ADR	61,563
2,104	Sony Corp. ADR	98,467
440	Tempur Sealy International, Inc. *	25,480
456	Tupperware Brands Corp.	28,783
		241,141	0.67%
Household Products
1,136	Colgate-Palmolive Co.	82,303
800	Kao Corp. (Japan)	52,840
500	Pigeon Corp. (Japan)	19,070
207	The Clorox Co.	28,833
		183,046	0.51%
IT Services
1,106	Acxiom Corp. *	30,138
568	Automatic Data Processing, Inc.	65,013
4,504	Cielo SA ADR	31,798
756	Cognizant Technology Solutions Corp. Class A	54,644
597	CoreLogic, Inc. *	26,035
501	DST Systems, Inc.	31,353
427	Fidelity National Information Services, Inc.	40,279
266	Fiserv, Inc. *	34,966
156	FleetCor Technologies, Inc. *	28,372
1,189	International Business Machines Corp.	183,070
1,343	Mastercard, Inc.	202,081
423	Maximus, Inc.	29,221
818	Teradata Corp. *	31,092
2,331	Visa, Inc. Class A	262,447
		1,050,509	2.92%
Industrial Conglomerates
763	3M Co.	185,516
897	Danaher Corp.	84,641
132	Roper Technologies, Inc.	35,272
1,829	Toshiba Corp. ADR *	27,397
		332,826	0.93%
Industrial Instruments For Measurement, Display, And Control
448	Fortive Corp.	33,443	0.09%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Industrial Machinery
200	Hoshizaki Corp. (Japan)	$ 18,985	0.05%

Infrastructure Construction
3,200	JGC Corp.(Japan)	55,440
700	Kyudenko Corp. (Japan)	33,069
		88,509	0.25%
Institutional Brokerage
4,700	Tokai Tokyo Financial Holdings, Inc. (Japan)	30,300	0.08%

Insurance
2,200	Dai-ichi Life Insurance Co. (Japan)	44,855
1,100	MS&AD Insurance Group Holdings, Inc. (Japan)	35,702
		80,557	0.22%
Insurance Services and Other
2	Trisura Group Ltd. (Canada) *	41	0.00%

Internet & Catalog Retail
617	Amazon.com, Inc. *	726,055
11,202	Groupon, Inc. *	63,179
3,650	JD.com, Inc. ADR *	136,692
556	Netflix, Inc. *	104,294
63	The Priceline Group, Inc. *	109,602
		1,139,822	3.17%
Internet Based Services
1,100	Dip Corp. (Japan)	28,483
600	En-Japan, Inc. (Japan)	27,038
		55,521	0.15%
Internet Media
500	Mixi, Inc. (Japan)	23,177
9,500	Yahoo Japan Corp. (Japan)	43,277
		66,454	0.18%
Internet Software & Services
6,568	Alibaba Group Holding Ltd. ADR *	1,163,061
701	Baidu, Inc. ADR *	167,245
1,370	eBay, Inc. *	47,498
3,085	Facebook, Inc. Class A *	546,600
339	NetEase, Inc. ADR	111,433
500	Tencent Holdings Ltd. (China)	25,588
610	Yelp, Inc. Class A *	27,175
		2,088,600	5.81%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Laboratory Analytical Instruments
547	Integra LifeSciences Holdings Corp. *	$ 26,595	0.07%

Large Pharmaceuticals
3,400	Astellas Pharma, Inc. (Japan)	43,054	0.12%

Life Insurance
17,500	Ping An Insurance Group Co. of China Ltd. Class H (China)	172,507	0.48%

Life Sciences Tools & Services
413	Agilent Technologies, Inc.	28,596
191	Illumina, Inc. *	43,936
515	Thermo Fisher Scientific, Inc.	99,271
		171,803	0.48%
Lodging
700	Hilton Grand Vacations, Inc. *	27,979
100	Nitori Holdings Co. Ltd. (Japan)	16,281
1,500	Resort Trust, Inc. (Japan)	32,714
		76,974	0.21%
Machinery
761	Caterpillar, Inc.	107,415
214	Cummins, Inc.	35,824
438	Illinois Tool Works, Inc.	74,131
1,600	Komatsu Ltd. (Japan)	49,444
2,000	Kubota Corp. (Japan)	37,651
457	PACCAR, Inc.	32,141
174	Parker-Hannifin Corp.	32,623
100	SMC Corp. (Japan)	40,377
198	Stanley Black & Decker, Inc.	33,587
617	Terex Corp.	28,851
173	Valmont Industries, Inc.	29,894
		501,938	1.40%
Marine
412	Kirby Corp. *	27,728	0.08%

Mass Merchants
500	Seria Co. Ltd. (Japan)	31,553	0.09%

Measurement Instruments
200	Keyence Corp. (Japan)	115,280	0.32%

* Non-Income Producing Security.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Media
463	CBS Corp. Class B	$ 25,956
6,074	Comcast Corp. Class A	228,018
1,352	Discovery Communications, Inc. *	24,444
292	Liberty Broadband Corp. Class A *	25,027
561	Naspers Ltd. (South Africa)	30,659
6,088	Sirius XM Holdings, Inc.	33,484
2,019	The Walt Disney Co.	211,632
1,383	Twenty-First Century Fox, Inc. Class A	44,173
		623,393	1.73%
Metals & Mining
1,500	Nippon Steel & Sumitomo Metal Corp. (Japan)	36,244
1,020	Southern Copper Corp. (Peru)	42,891
		79,135	0.22%
Metalworking Machinery & Equipment
1,600	DMG Mori Co. Ltd. (Japan)	31,925	0.09%

Mining, Quarrying Of Nonmetallic Minerals (No Fuels)
876	Us Silica Holdings, Inc.	29,057	0.08%

Motor Vehicle Parts & Accessories
222	Visteon Corp. *	29,235	0.08%

Multiline Retail
519	Big Lots, Inc.	30,673
353	Dollar General Corp.	31,092
306	Dollar Tree, Inc. *	31,445
		93,210	0.26%
Non-Residential Building Construction
3,000	Toda Corp. (Japan)	23,869	0.07%

Oil, Gas & Consumable Fuels
737	Anadarko Petroleum Corp.	35,442
195	Concho Resources, Inc. *	27,273
628	Continental Resources, Inc. *	29,723
759	EOG Resources, Inc.	77,661
2,400	Inpex Corp. (Japan)	26,960
502	ONEOK, Inc.	26,054
225	Pioneer Natural Resources Co.	35,109
1,420	Range Resources Corp.	25,588

* Non-Income Producing Security.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Oil, Gas & Consumable Fuels (Continued)
1,465	SM Energy Co.	$ 30,238
1,085	The Williams Cos., Inc.	31,519
		345,567	0.96%
Operators Of Nonresidential Buildings
1,301	Brookfield Asset Management, Inc. Class A (Canada)	53,991	0.15%

Other Hardware
1,000	Sunny Optical Technology Group Co. Ltd. (China)	16,643	0.05%

P&C Insurance
700	Sompo Holdings, Inc. (Japan)	28,171
1,400	Tokio Marine Holdings, Inc. (Japan)	61,663
		89,834	0.25%
Packaged Food
400	Ezaki Glico Co. Ltd. (Japan)	19,714
1,100	Fujicco Co. Ltd. (Japan)	24,801
900	House Foods Group, Inc. (Japan)	29,251
1,000	Kewpie Corp. (Japan)	25,619
300	Meiji Holdings Co. Ltd. (Japan)	26,054
400	Morinaga & Co. Ltd. (Japan)	19,998
900	Nichirei Corp. (Japan)	26,054
5,400	Nippon Suisan Kaisha Ltd. (Japan)	29,443
4,000	Prima Meat Packers Ltd. (Japan)	27,741
700	Toyo Suisan Kaisha Ltd. (Japan)	29,712
1,300	Yamazaki Baking Co. Ltd. (Japan)	25,004
		283,391	0.79%
Paper & Forest Products
1,255	KapStone Paper & Packaging Corp.	27,899
963	Louisiana-Pacific Corp. *	26,588
		54,487	0.15%
Personal Credit Institutions
200	Nintendo Co. Ltd. (Japan)	80,275	0.22%

Personal Products
291	The Estee Lauder Cos., Inc. Class A	36,326	0.10%

Pharmaceutical Preparations
726	Acadia Pharmaceuticals, Inc. *	21,962
830	Akorn, Inc. *	27,016

* Non-Income Producing Security.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Pharmaceutical Preparations (Continued)
205	Ligand Pharmaceuticals, Inc. Class B *	$ 27,029
587	Portola Pharmaceuticals, Inc. *	29,790
748	The Medicines Co. *	21,692
		127,489	0.35%
Pharmaceuticals
2,065	AbbVie, Inc.	200,140
1,100	Daiichi Sankyo Co. Ltd. (Japan)	26,452
500	Eisai Co. Ltd. (Japan)	28,287
1,000	Otsuka Holdings Co. Ltd. (Japan)	44,169
1,549	Roche Holding AG ADR	48,917
2,865	Takeda Pharmaceutical Co. Ltd. ADR	79,275
619	Zoetis, Inc.	44,747
		471,987	1.31%
Plastics Products, Nec
970	Entegris, Inc.	29,391	0.08%

Printing Services
2,000	Toppan Printing Co. Ltd. (Japan)	18,577	0.05%

Professional Services
2,800	Recruit Holdings Co. Ltd. (Japan)	65,815
239	The Dun & Bradstreet Corp.	29,423
		95,238	0.26%
Publishing & Broadcasting
1,900	Fuji Media Holdings, Inc. (Japan)	28,244	0.08%

Pumps & Pumping Equipment
676	Colfax Corp. *	25,188	0.07%

Real Estate Management & Development
1,200	Daiwa House Industry Co. Ltd. (Japan)	43,839
1,600	Mitsui Fudosan Co. Ltd. (Japan)	36,031
1,200	Nomura Real Estate Holdings, Inc. (Japan)	27,578
830	Realogy Holdings Corp.	23,165
4,400	Tokyu Fudosan Holdings Corp. (Japan)	31,648
		162,261	0.45%
Real Estate Services
700	Open House Co. Ltd. (Japan)	34,437	0.10%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Refining & Marketing
6,200	JXTG Holdings, Inc. (Japan)	$ 34,685
2,300	Showa Shell Sekiyu KK (Japan)	29,247
		63,932	0.18%
Restaurants
668	Yum China Holdings, Inc. (China)	27,274	0.08%

Retail-Eating Places
558	Texas Roadhouse, Inc.	28,497	0.08%

Retail-Home Furniture, Furnishings & Equipment Stores
535	Williams-Sonoma, Inc.	27,371	0.08%

Retail-Variety Stores
506	Five Below, Inc. *	31,271	0.09%

Road & Rail
720	Avis Budget Group, Inc. *	27,432
300	Central Japan Railway Co. (Japan)	55,345
377	Genesee & Wyoming, Inc. Class A *	29,715
276	Landstar System, Inc.	28,483
327	Ryder System, Inc.	26,971
1,016	Union Pacific Corp.	128,524
		296,470	0.82%
Search, Detection, Navigation, Guidance, Aeronautical Sys
600	Shiseido Co. Ltd. (Japan)	29,155	0.08%

Security Services
500	Sohgo Security Services Co. Ltd. (Japan) *	27,661	0.08%

Security and Commodity Exchanges
1,500	Japan Exchange Group, Inc. (Japan)	27,466	0.08%

Semiconductor Devices
200	Rohm Co. Ltd. (Japan)	20,424	0.06%

Semiconductor Manufacturing
1,300	Advantest Corp. (Japan)	25,801	0.07%

Semiconductors & Related Devices
518	Cirrus Logic, Inc. *	28,614	0.08%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Semiconductors & Semiconductor Equipment
992	Cree, Inc. *	$ 35,256
1,056	Integrated Device Technology, Inc. *	31,775
301	Microchip Technology, Inc.	26,184
1,480	Micron Technology, Inc. *	62,737
337	Silicon Laboratories, Inc. *	30,701
235	Skyworks Solutions, Inc.	24,614
746	Synaptics, Inc. *	28,154
200	Tokyo Electron Ltd. (Japan)	36,870
		276,291	0.77%
Services-Business Services, Nec
1,343	Ctrip.com International Ltd. ADR *	61,885	0.17%

Services-Computer Integrated Systems Design
831	NetsScout Systems, Inc. *	25,803	0.07%

Services-Computer Processing & Data Preparation
304	Proofpoint, Inc. *	27,375	0.08%

Services-Prepackaged Software
329	Ellie Mae, Inc. *	29,080
367	Paycom Software, Inc. *	30,094
		59,174	0.16%
Software
1,188	ACI Worldwide, Inc. *	27,181
968	Activision Blizzard, Inc.	60,403
637	Adobe Systems, Inc. *	115,596
284	Autodesk, Inc. *	31,155
293	Check Point Software Technologies Ltd. (Israel) *	30,557
446	CommVault Systems, Inc. *	24,039
396	Electronic Arts, Inc. *	42,115
194	Fair Isaac Corp.	30,470
328	Intuit, Inc.	51,568
1,769	Nuance Communications, Inc. *	27,490
5,400	Oracle Corp.	264,924
227	Red Hat, Inc. *	28,775
922	Salesforce.com, Inc. *	96,183
224	ServiceNow, Inc. *	27,552
343	Tableau Software, Inc. Class A *	24,113
1,301	Verint Systems, Inc. *	56,919
		939,040	2.61%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Specialty Apparel Stores
100	Shimamura Co. Ltd. (Japan)	$ 12,015	0.03%

Specialty Chemicals
1,500	JSR Corp. (Japan)	28,651
200	Nitto Denko Corp. (Japan)	19,589
500	Taiyo Holdings Co. Ltd. (Japan)	22,822
1,300	Teijin Ltd. (Japan)	27,936
		98,998	0.28%
Specialty Pharmaceuticals
300	Hisamitsu Pharmaceutical Co, Inc. (Japan)	16,836
97	Idorsia Ltd. (Switzerland) *	2,087
1,500	Zeria Pharmaceutical Co. Ltd. (Japan)	28,904
		47,827	0.13%
Specialty Retail
100	Fast Retailing Co. Ltd. (Japan)	38,637
785	Foot Locker, Inc.	33,629
232	Lithia Motors, Inc. Class A	27,211
1,050	Lowes Cos., Inc.	87,538
500	Ross Stores, Inc.	38,015
1,495	The Home Depot, Inc.	268,831
854	The TJX Cos., Inc.	64,520
		558,381	1.55%
Surgical & Medical Instruments & Apparatus
408	Dexcom, Inc. *	23,839
490	NuVasive, Inc. *	28,268
		52,107	0.14%
Technology Hardware, Storage & Peripherals
3,431	3D Systems Corp. *	30,296
6,718	Apple, Inc.	1,154,488
2,468	Canon, Inc. ADR	94,697
900	FUJIFILM Holdings Corp. (Japan)	36,619
737	NCR Corp. *	23,061
368	Western Digital Corp.	29,020
		1,368,181	3.80%
Telecom Carriers
4,700	Kddi Corp. (Japan)	134,181
14,000	Nippon Telegraph & Telephone Corp. (Japan)	730,877
		865,058	2.40%
Television Broadcasting Stations
447	Nexstar Media Group, Inc. Class A	30,351	0.08%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Textile and Textile Products
1,500	Seiren Co. Ltd. (Japan)	$ 28,012	0.08%

Textiles, Apparel & Luxury Goods
1,689	NIKE, Inc.	102,049
642	Steve Madden Ltd. *	27,445
1,826	Under Armour, Inc. Class A *	21,784
507	VF Corp.	36,991
951	Wolverine World Wide, Inc.	27,550
		215,819	0.60%
Tobacco
2,463	Altria Group, Inc.	167,065
3,600	Japan Tobacco, Inc. (Japan)	118,921
2,016	Philip Morris International, Inc.	207,144
		493,130	1.37%
Trading Companies & Distributors
535	Beacon Roofing Supply, Inc. *	34,283
3,000	ITOCHU Corp. (Japan) *	51,841
1,983	Mitsubishi Corp. ADR	100,213
158	Mitsui & Co. Ltd. ADR	47,885
350	MSC Industrial Direct Co., Inc. Class A	31,524
2,175	Sumitomo Corp. ADR	34,017
474	WESCO International, Inc. *	31,071
		330,834	0.92%
Transit Services
600	East Japan Railway Co. (Japan)	57,889
1,000	Nagoya Railroad Co. Ltd. (Japan)	24,340
		82,229	0.23%
Transportation Services
439	Gatx Corp.	27,723	0.08%

Utility Networks
600	Toho Gas Co. Ltd. (Japan)	16,996	0.05%

Wholesale-Chemicals & Allied Products
975	Univar, Inc. *	28,723	0.08%

Wholesale-Farm Product Raw Materials
4,000	Nachi-Fujikoshi Corp. (Japan)	25,077	0.07%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

Wireless Telecommunication Services
1,800	SoftBank Group Corp. (Japan)	$ 151,608
1,070	T-Mobile US, Inc. *	65,345
919	Vodafone Group Plc. ADR	28,287
		245,240	0.68%

Total for Common Stocks (Cost - $25,718,906)		$27,412,703	76.21%

EXCHANGE TRADED FUNDS - 21.26%
2,604	Global X MSCI Colombia ETF	25,334
896	Ishares China Index Etf	19,984
202	iShares China Large-Cap ETF	9,326
823	iShares Core FTSE 100 UCITS ETF (Ireland)	8,103
396	iShares EURO STOXX Mid UCITS ETF EUR Dist (Ireland)	28,305
2,885	iShares FTSE 250 UCITS ETF GBP Dist (Ireland)	74,627
6,213	iShares MSCI Brazil Capped ETF	240,443
2,417	iShares MSCI Chile Capped ETF	108,572
4,866	iShares MSCI Emerging Markets ETF	224,323
885	iShares MSCI France ETF	27,754
841	iShares MSCI Germany ETF	27,955
36,198	iShares MSCI India ETF	1,258,966
11,151	iShares MSCI Indonesia ETF	297,509
4,573	iShares MSCI Malaysia ETF	149,811
1,568	iShares MSCI Mexico Capped ETF	78,698
5,375	iShares MSCI Philippines ETF	196,779
1,304	iShares MSCI Poland Capped ETF	34,843
15,022	iShares MSCI Russia Capped ETF	509,096
1,047	iShares MSCI South Africa ETF	67,029
18,065	iShares MSCI South Korea Capped ETF	1,357,585
819	iShares MSCI Spain Capped ETF	27,551
21,418	iShares MSCI Taiwan ETF	794,608
1,951	iShares MSCI Thailand Capped ETF	174,868
1	Satrix 40 Index Fund (South Africa)	4
173	SPDR S&P/ASX 200 Fund (Australia)	7,346
25,476	TOPIX Exchange Traded Fund (Japan)	417,615
788	VanEck Vectors Egypt Index ETF *	25,736
9,202	Vanguard Growth ETF	1,287,360
1,033	Vanguard Small-Cap Growth ETF	166,292
Total Exchange Traded Funds (Cost - $6,866,947)		$ 7,646,422	21.26%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

Shares		Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS - 1.34%
555	American Tower Corp.	$ 79,881
1,464	Apple Hospitality REIT, Inc.	28,519
475	Equity Residential	31,739
109	Essex Property Trust, Inc.	26,922
1,119	Four Corners Property Trust, Inc.	29,206
1	Gramercy Property Trust	29
41	Ichigo Office Reit Investment (Japan)	28,544
8	Japan Prime Realty Investment Corp. (Japan)	26,818
5	Kenedix Office Investment Corp. (Japan)	28,061
685	Prologis, Inc.	45,368
401	Simon Property Group, Inc.	64,862
548	Taubman Centers, Inc.	32,162
1,867	Uniti Group, Inc.	30,059
1,298	Xenia Hotels & Resorts, Inc.	28,543
Total Real Estate Investment Trusts (Cost - $476,240)		$ 480,713	1.34%

MONEY MARKET FUND - 1.30%
469,349	Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class 0.97% ** (Cost - $469,349)	$ 469,349	1.30%

	Total Investments (Cost - $33,531,442)	$36,009,187	100.11%

	Other Assets Less Liabilities	(38,689)	-0.11%

	Net Assets	$35,970,498	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  November 30, 2017.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

As of November 30, 2017, the breakout of the Fund's portfolio by country was as follows:
Country	% of Net Assets
Australia	0.02%
Canada	0.15%
China	0.73%
Hong Kong	0.27%
Ireland	0.31%
Israel	0.08%
Japan	16.94%
Peru	0.12%
South Africa	0.25%
Sweden	0.08%
Switzerland	0.01%
United States	81.04%
100.00%

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2017

Assets:
Investments in Securities, at Value (Cost $33,531,442)	$ 36,009,187
Receivables:
Dividends and Interest	36,518
Shareholder Subscription	96
Prepaid Expenses	18,061
Total Assets	36,063,862
Liabilities:
Payables:
Adviser Fees	64,887
Administrative Fees	500
Chief Compliance Officer Fees	500
Distribution Fees	317
Trustee Fees	600
Other Accrued Expenses	26,560
Total Liabilities	93,364
Net Assets	$ 35,970,498

Net Assets Consist of:
Paid In Capital	$ 32,399,695
Undistributed Net Investment Income	87,122
Accumulated Realized Gain on Investments and Foreign Currency Transactions	1,005,936
Unrealized Appreciation in Value of Investments	2,477,745
Net Assets	$ 35,970,498

Net Asset Value Per Share

Institutional Class
Net Assets	$ 35,970,498
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	2,889,543
Net asset value and offering price per share	$ 12.45
Minimum Redemption price per share (a)	$ 12.20

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions occurring within sixty days of purchase.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF OPERATIONS

For the year ended NOVEMBER 30, 2017

Investment Income:
Dividends (a)	$ 461,540
Interest	3,519
Total Investment Income	465,059

Expenses:
Advisory Fees	208,507
Distribution Fees:
Investor Class *	142
Load Class *	138
Administrative Fees	4,550
Transfer Agent Fees	42,222
Registration Fees	32,139
Audit Fees	13,500
Legal Fees	43,368
Custody Fees	50,056
Printing Fees	1,211
Insurance Fees	4,946
Compliance Officer Fees	16,030
Trustee Fees	3,960
NASDAQ Fees	1,800
Other Fees	3,000
Total Expenses	425,569
Fees Waived and/or Expenses Reimbursed by the Adviser	(134,275)
Net Expenses	291,294

Net Investment Income	173,765

Realized and Unrealized Gain on Investments and Foreign Currency:
Net Realized Gain on Investments and Foreign Currency Transactions	2,926,278
Capital Gain Distributions from Underlying Funds	6,471
Net Change in Unrealized Appreciation on Investments	2,059,220
Net Realized and Unrealized Gain on Investments and Foreign Currency	4,991,969

Net Increase in Net Assets Resulting from Operations	$ 5,165,734

(a) Net of Foreign withholding taxes of $33,387.

* On June 20, 2017, the Investor Class shares and Load Class shares were liquidated, and both classes of shares were closed.

CCA AGGRESSIVE RETURN FUND

STATEMENT OF OPERATIONS

For the year ended NOVEMBER 30, 2017

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	11/30/2017	11/30/2016
Increase in Net Assets From Operations:
Net Investment Income	$ 173,765	$ 51,018
Net Realized Gain on Investments and Foreign Currency Transactions	2,926,278	408,622
Capital Gain Distributions from Underlying Funds	6,471	1,091
Net Change in Unrealized Appreciation on Investments	2,059,220	544,461
Net Increase in Net Assets Resulting from Operations	5,165,734	1,005,192

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(90,133)	(212,402)
Investor Class Shares	(127)	(813)
Load Class Shares	(169)	(713)
Total Distributions Paid to Shareholders	(90,429)	(213,928)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	15,499,774	1,168,241
Investor Class *	10,589	18,192
Load Class *	-	-
Proceeds from Reinvestment of Distributions
Institutional Class	88,062	208,022
Investor Class *	127	813
Load Class *	169	713
Cost of Shares Redeemed:
Institutional Class	(5,530,335)	(1,775,614)
Investor Class *	(112,901)	(56,689)
Load Class *	(103,702)	-
Redemption Fees	901	50
Net Increase (Decrease) in Net Assets from Capital Share Transactions	9,852,684	(436,272)

Net Increase in Net Assets	14,927,989	354,992

Net Assets:
Beginning of Year	21,042,509	20,687,517
End of Year (Including Undistributed Net Investment Income
of $87,122 and $3,786, respectively)	$35,970,498	$21,042,509

Share Activity
Institutional Class:
Shares Sold	1,347,959	122,729
Shares Reinvested	8,363	21,270
Shares Redeemed	(489,121)	(181,483)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	867,201	(37,484)

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	11/30/2017	11/30/2016
Investor Class: *
Shares Sold	963	1,790
Shares Reinvested	12	83
Shares Redeemed	(9,790)	(5,536)
Net Decrease in Shares of Beneficial Interest Outstanding	(8,815)	(3,663)

Load Class: *
Shares Sold	-	-
Shares Reinvested	16	72
Shares Redeemed	(8,973)	-
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(8,957)	72

* On June 20, 2017, the Investor Class shares and Load Class shares were liquidated, and both classes of shares were closed.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended				Period Ended(a)
	11/30/2017	11/30/2016	11/30/2015	11/30/2014	11/30/2013

Net Asset Value, at Beginning of Period/Year	$ 10.31	$ 9.94	$ 11.72	$ 11.46	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.07	0.02	0.11	0.21	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	2.11	0.45	(1.72)(f)	0.44(f)	1.39(f)
Total from Investment Operations	2.18	0.47	(1.61)	0.65	1.46

Distributions:
Net Investment Income	(0.04)	(0.10)	(0.17)	(0.05)	-
Net Realized Gains	-	-	-	(0.34)	-
Total from Distributions	(0.04)	(0.10)	(0.17)	(0.39)	-

Redemption Fees	- †	-	-	- †	- †

Net Asset Value, at End of Period/Year	$ 12.45	$ 10.31	$ 9.94	$ 11.72	$ 11.46

Total Return **	21.27%	4.83%	(13.92)%	5.73%	14.60%(b)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 35,970	$ 20,859	$ 20,475	$ 21,929	$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.53%(g)	1.63%	1.63%	1.99%	2.99%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	0.14%	(0.48)%	0.23%	0.71%	(1.38)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.05%(g)	0.90%	0.90%	0.90%	0.90%(c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.62%	0.24%	0.96%	1.80%	0.71%(c)
Portfolio Turnover	341%	520%	457%	352%	370%(b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(g) For the year ended November 30, 2017, 0.15% of expenses were attributable to legal fees for the reorganization, and therefore were extraordinary and outside of the expense limitation agreement.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2017

1.  ORGANIZATION

MSS Series Trust (“Trust”) is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust (the "Trust Agreement").  The Trust Agreement permits the Trust’s Board of Trustees (“Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Aggressive Return Fund (“Fund”), Footprints Discover Value Fund, and Fallen Angels Income Fund are the only three series currently authorized by the Trustees.  The Fund is a diversified fund.  The investment adviser to the Fund is Checchi Capital Advisers, LLC ("CCA" or "Adviser").

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.  The Trust follows the accounting and reporting requirements under ASC 946 and ASU 2013-08.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2017

available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017

conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017

available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of November 30, 2017, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2017 (Total)
Assets
Common Stocks	$ 27,412,703	$ -	$ -	$ 27,412,703
Exchange Traded Funds	7,646,422	-	-	7,646,422
Real Estate Investment Trusts	480,713	-	-	480,713
Money Market Funds	469,349	-	-	469,349
Total	$ 36,009,187	$ -	$ -	$ 36,009,187

During the year ended November 30, 2017, there were no transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund. The Fund did not hold any Level 3 securities during the year presented.  For a further breakdown of each investment by industry type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended November 30, 2017, related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended November 30, 2017, the Funds did not incur any interest or penalties.

SHARE VALUATION:  The Fund’s net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total Net Assets are divided by the total number of shares outstanding for the Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There was $901 in redemption fees collected by the Fund during the year ended November 30, 2017.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believe it is not exposed to any significant credit risk on its cash deposits.

3.  RELATED PARTY TRANSACTIONS

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017

INVESTMENT ADVISER: From October 1, 2016 through September 25, 2017, Checchi Capital Fund Advisers, LLC served as investment adviser to the CCA Aggressive Return Fund (the “Predecessor Fund”), a series of the CCA Investments Trust.  Subject to the supervision and direction of the CCA Investments Trust Trustees, Checchi Capital Fund Advisers, LLC oversaw the Fund’s securities and investments to be sure they are made in accordance with the Fund’s stated investment objectives and policies.  The fee paid to Checchi Capital Fund Advisers, LLC was governed by certain investment management agreement (" Former Management Agreement") between the CCA Investments Trust, on behalf of the Predecessor Fund, and the Checchi Capital Fund Advisers, LLC.  Pursuant to the Former Management Agreement, the Fund payed Checchi Capital Fund Advisers, LLC, on a monthly basis, an annual advisory fee equivalent to 0.75% of the Fund's average daily net assets.  During the period December 1, 2016 through September 25, 2017, Checchi Capital Fund Advisers, LLC earned $161,049 in management fees from the Fund.  During the period December 1, 2016 through September 25, 2017, the Adviser waived management fees of $129,158.

Effective September 26, 2017, Checchi Capital Advisers, LLC, Adviser, took over as the Fund’s investment adviser under the same terms and conditions of the Former Management Agreement.  Pursuant to the Management Agreement, the Fund pays Checchi Capital Advisers, LLC, on a monthly basis, an annual advisory fee equivalent to 0.75% of the Fund's average daily net assets.  During the period September 26, 2017 through November 30, 2017, the Adviser earned $47,458 in management fees from the Fund.  During the period September 26, 2017 through November 30, 2017, the Adviser waived management fees of $5,117.  At November 30, 2017, the Fund owed the Adviser $64,887.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through September 26, 2018, to ensure that the total annual operating expenses of the Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.  As of November 30, 2017, expense waivers and reimbursements subject to recoupment were as follows:

Recoverable Through	Amount Recoverable
November 30, 2020	$134,275
November 30, 2019	$153,101
November 30, 2018	$162,426

4.  SHARES OF BENEFICIAL INTEREST

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At November 30, 2017, paid in capital amounted to $32,399,695 for the Fund.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended November 30, 2017, were as follows:

Purchases	$ 103,269,135
Sales	$ 93,462,068

6.  DISTRIBUTION FEES

The Predecessor Fund had adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") under which the Predecessor Fund incurred expenses related to distribution of its Investor Class Shares and Load Class Shares. Payments under the Plan were made to the Predecessor Fund’s Distributor or its designee, which used them to pay distribution and shareholder servicing expenses on behalf of and as agent of the Predecessor Fund. The Predecessor Fund’s annual fee for distribution and shareholder servicing expenses was 0.25% of the Predecessor Fund's average daily net assets attributable to the Investor Class shares and Load Class shares.  The Plan was a compensation plan, which means that payments under the Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by the Predecessor Fund for a period will exceed the payments received by the Predecessor Fund's Distributor, Arbor Court Capital, LLC or its designee, in which case the former adviser paid such excess expenses out of its own resources.  During the period December 1, 2016 through June 20, 2017, the Fund incurred $142 and $138 in distribution fees for the Investor Class and Load Class, respectively.  Effective June 20, 2017, the Fund no long accrues expenses under the Plan, and only offers Institutional Class shares.

7.  FEDERAL INCOME TAX

For Federal Income Tax purposes, the cost of investments owned at November 30, 2017 is $33,562,826.  As of November 30, 2017, the gross unrealized appreciation on a tax basis totaled $2,717,941 and the gross unrealized depreciation totaled $271,580 for a net unrealized appreciation of $2,446,361.

As of November 30, 2017 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$ 2,446,361

Undistributed long-term capital gain

          4,843

Undistributed ordinary income

   1,119,599

Total

$ 3,570,803

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017

to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year.  The Fund elected to utilize the post-October loss of $309,094 for the fiscal year ended November 30, 2017.  The Fund utilized $1,615,592 of short-term capital loss carry-forwards during the fiscal year ended November 30, 2017.

For the year ended November 30, 2017, the Fund paid an ordinary income distribution of $90,429.

For the year ended November 30, 2016, the Fund paid an ordinary income distribution of $213,928.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of November 30, 2017, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 84% of the voting securities of the Fund and may be deemed to control the Fund.

9.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

10.  LINE OF CREDIT

The Fund has a secured $1,700,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At November 30, 2017, the prime rate was 4.25%.  The Fund had total borrowings of $0 during the year ended November 30, 2017 and paid a total of $0 in related interest charges.  The line of credit is collateralized by publicly traded stock held by the Fund.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring

CCA AGGRESSIVE RETURN FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2017

accounting or disclosure other than those listed below.  The following distribution was paid after November 30, 2017:

Distribution Type	Ex-Date	Per Share Rate	Total
Ordinary Income	12/28/2017	$0.056086 per share	$160,774
Long-Term Capital Gain	12/28/2017	$0.002016 per share	$5,779
Short-Term Capital Gain	12/28/2017	$0.360180 per share	$1,032,477

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

CCA Aggressive Return Fund, a series of MSS Series Trust

We have audited the accompanying statement of assets and liabilities of CCA Aggressive Return Fund, (the “Fund”) a series of MSS Series Trust, including the schedule of investments, as of November 30, 2017 and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. The statement of changes in net assets for the year ended November 30, 2016 and the financial highlights for each of the three years in the period then ended and the period December 26, 2012 through November 30, 2013 (commencement of investment operations), were audited by other auditors whose report dated January 27, 2017, contained an unmodified opinion on the financial statements and financial highlights.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of November 30, 2017, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania January 25, 2018

CCA AGGRESSIVE RETURN FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2017 through November 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2017	November 30, 2017	June 1, 2017 to November 30, 2017

Actual	$1,000.00	$1,084.49	$5.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.80	$5.32

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).  For the six months ended November 30, 2017, 0.15% of expenses were attributable to legal fees for the reorganization and therefore were extraordinary and outside of the expense limitation agreement.

CCA AGGRESSIVE RETURN FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2017 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

Approval of Advisory Agreement

At a meeting held on June 5, 2017, Legal Counsel directed the Trustees attention to the approval of an investment advisory agreement (the “Management Agreement”) between Checchi Capital Advisers, LLC (the “Adviser”) and the Trust, on behalf of the CCA Aggressive Return Fund (the “Fund”).  The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement.

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy, strategies and implementation process.  The Board reviewed the background information on the investment personnel responsible for servicing the Fund, noting some impressive credentials and career accomplishments, and expressed their satisfaction that the investment and executive team. The Trustees considered that the Adviser will manage the Fund’s portfolio using the same strategy, utilizing its own research and investment

CCA AGGRESSIVE RETURN FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2017 (UNAUDITED)

process to make all investment decisions currently employed.  The Trustees noted that there have been no material compliance or litigation issues reported that would impede

CCA AGGRESSIVE RETURN FUND

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

the Adviser from operating and performing its responsibilities.  The Board noted positively that the Adviser has a seasoned investment team with experience in managing mutual funds and concluded that it has the potential of providing a high level of quality service to the Fund and its shareholders.

Performance.  The Trustees considered the performance of the existing fund, noting that the fund will be reorganized into the Fund.  They noted that the existing fund has provided returns in line with the Blended Benchmark (as disclosed in the prospectus) and the Bloomberg World Allocation Category Average, and outperformed the adviser selected peer group average since inception, and outperformed its benchmark indexes for the 1 year period.  They considered the existing fund’s underperformance relative to its peer group for the 1 year period, but agreed that the longer term track record presented by the Adviser was a better indication of the Adviser’s abilities in managing the Fund.  After further discussion, the Trustees concluded that the Adviser has the potential to provide shareholders with reasonable returns.

Fees and Expenses.    The Board noted the Adviser will charge a management fee of 0.75% which was higher than the peer group average, but lower than the Bloomberg World Allocation Category average of 0.78%.  They considered that the Adviser had contractually agreed to limit Fund expenses and that after the waiver the Fund’s net expenses, including 0.23% in AFFE was expected to be 1.13% which was less than the category average and well within the range of the peer group.  They also considered that the existing fund is considerably smaller in net asset value as compared to the funds in its peer group and that could lead to some of the disparity with respect to the average management fee.  The Board concluded that the Fund’s management fee was reasonable.

Profitability.  The Trustees considered the anticipated profits to be realized by the Adviser in connection with its relationship with the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to the Fund.  The Trustees noted that the Adviser anticipates realizing a net loss during the initial fiscal year due in part to its commitment to manage expenses through the expense cap.  The Trustees concluded that excess profitability was not an issue at this time.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement did not contain breakpoints that reduce the fee rate on assets above specified levels, but that the expense cap was a benefit to shareholders.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  The Board determined to revisit the matter of breakpoints at the renewal of the management agreement.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board concluded

CCA AGGRESSIVE RETURN FUND

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

that the approval of the Management Agreement is in the best interests of Trust and the shareholders of the Fund.

CCA AGGRESSIVE RETURN FUND

TRUSTEES AND OFFICERS

NOVEMBER 30, 2017 (UNAUDITED)

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	3	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	3	None

CCA AGGRESSIVE RETURN FUND

TRUSTEES AND OFFICERS

NOVEMBER 30, 2017 (UNAUDITED)

1The "Fund Complex" consists of the MSS Series Trust.

CCA AGGRESSIVE RETURN FUND

TRUSTEES AND OFFICERS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	3	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an "Interested" Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President/owner of the Fund's distributor.

2 The "Fund Complex" consists of the MSS Series Trust.

CCA AGGRESSIVE RETURN FUND

TRUSTEES AND OFFICERS (CONTINUED)

NOVEMBER 30, 2017 (UNAUDITED)

The Independent Trustees are paid $300 each for quarterly board meetings.

This Page Was Left Blank Intentionally

INVESTMENT ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that Mr. Matthew Hart is a financial expert.  Mr. Hart is an independent Trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2017

$ 11,750

$ 0

FY 2016

$ 27,000

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2017

$ 0

$ 0

FY 2016

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2017

$ 2,750

$ 0

FY 2016

$ 4,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2017

$ 0

$ 0

FY 2016

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2017

$ 2,750

FY 2016

$ 4,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: February 5, 2018

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: February 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: February 5, 2018

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: February 5, 2018